Goldman Sachs US Tax-Managed Equity Fund Expense Example, No Redemption - Class A C Inst Serv Inv R6 Shares [Member] - Goldman Sachs US Tax-Managed Equity Fund - Class C Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, By Year, Column [Optional Text]	Class C Shares – Assuming no redemption
Expense Example, No Redemption, 1 Year	$ 179
Expense Example, No Redemption, 3 Years	563
Expense Example, No Redemption, 5 Years	971
Expense Example, No Redemption, 10 Years	$ 2,113